Compensation Options	12 Months Ended
Jan. 31, 2022
Compensation Options

14. Compensation Options

The following table summarizes the continuity of compensation options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2020	–	–	–
Granted	471,178	0.50	3.00

Outstanding and exercisable, January 31, 2021	471,178	0.50	2.83
Granted (Notes 12(f), 12(g) and 12(h))	2,015,625	0.40	3.00

Outstanding and exercisable, January 31, 2022	2,486,803	0.42	2.23

At January 31, 2022, the following compensation options were outstanding and exercisable:

			Exercisable Into
Number of Compensation Options	Exercise Price $	Expiry Date	Common Shares	Share Purchase Warrants	Exercise Price	Expiry Date

471,178	0.50	December 2, 2023	537,143	537,143	$0.60	December 2, 2023
1,967,750	0.40	May 28, 2024	1,967,750	1,967,750	$0.50	May 28, 2024
47,875	0.50	May 28, 2024	47,875	–	–	–
2,486,803			2,552,768	2,504,893

The fair values of compensation options were determined using the Monte Carlo option pricing model, using the following assumptions:

•	Risk free interest rates: 0.50% to 0.61%
•	Volatility: 114% to 119%
•	Market prices of common shares on valuation date: $0.295 to $0.40
•	Expected dividends: Nil%
•	Expected life: Three (3) years
•	Exercise prices: $0.40 to $0.50